Fair Value Measurements (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 11, 2021	Sep. 30, 2021	Dec. 31, 2020
Schedule of company's financial assets and liabilities that are measured at fair value on a recurring basis
The following table presents information about the Company’s financial assets measured at fair value on a recurring basis (in thousands):

	September 30, 2021 (Unaudited)
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents in money market funds	$4,995	$—	$—	$4,995
Restricted cash:	—	547	—	547
Short-term investments:
Time deposit	—	150,000	—	150,000

	$4,995	$150,547	$—	$155,542

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents in money market funds	$1,104	$—	$—	$1,104
Restricted cash	—	289	—	289
Short-term investments:
Corporate bonds	—	4,299	—	4,299
Mutual funds	—	7,992	—	7,992

	$1,104	$12,580	$—	$13,684

The following table presents information about the Company’s financial assets measured at fair value on a recurring basis (in thousands):

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents in money market funds	$1,104	$—	$—	$1,104
Restricted cash	—	289	—	289
Short-term investments:
Corporate bonds	—	4,299	—	4,299
Mutual funds	—	7,992	—	7,992

	$1,104	$12,580	$—	$13,684

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents in money market funds	$25,198	$—	$—	$25,198
Restricted cash	—	583	—	583

	$25,198	$583	$—	$25,781

Ivanhoe Capital Acquisition Corp [Member]
Schedule of company's financial assets and liabilities that are measured at fair value on a recurring basis
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of January 11, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Quoted Prices in Active Markets(Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities – Public Warrants	$—	$—	$14,628,000
Derivative warrant liabilities – Private Placement Warrants	$—	$—	$7,520,000

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$276,052,152	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$13,340,000	$—	$—
Derivative warrant liabilities – Private Placement Warrants	$—	$—	$7,419,730
Convertible note – related party	$—	$—	$1,064,140

Schedule of quantitative information regarding and derivative warrant liabilities measured Level 3 fair value measurements inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement date:

As of January 11, 2021
Option term (in years)	6.47
Stock price	$9.91
Volatility	14.0%
Risk-free interest rate	0.75%
Expected dividends	0.00%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

As of September 30, 2021
Option term (in years)	5.09
Stock price	$9.90
Volatility	21.1%
Risk-free interest rate	0.99%
Expected dividends	—%
The change in the fair value of the derivative warrant liabilities measured using Level 3 inputs for the three and nine months ended September 30, 2021 is summarized as follows:

Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	22,148,000
Transfer of Public Warrants to Level 1 measurement	(14,628,000)
Change in fair value of derivative warrant liabilities	(451,200)

Derivative warrant liabilities at March 31, 2021	7,068,800
Change in fair value of derivative warrant liabilities	2,576,360
Derivative warrant liabilities at June 30, 2021	9,645,160
Change in fair value of derivative warrant liabilities	(2,225,430)

Derivative warrant liabilities at September 30, 2021	$7,419,730

The change in the fair value of the convertible note — related party measured with Level 3 inputs for the three and the nine months ended September 30, 2021 is summarized as follows:

Fair Value at January 1, 2021	$—
Initial fair value of convertible note – related party – second quarter	500,000
Change in fair value of convertible note – related party	131,260

Fair Value of convertible note – related party, June 30, 2021	631,260
Initial fair value of convertible note – related party – third quarter	444,694
Change in fair value of convertible note – related party	(11,814)

Fair Value of convertible note – related party, September 30, 2021	$1,064,140

Schedule of change in the fair value of the derivative warrant liabilities and fair value of the convertible note - related party measured with Level 3
The following table provides quantitative information regarding Level 3 fair value measurements inputs used by the estimated fair value of warrants that may be issued upon conversion of the Convertible Note at their measurement dates:

	As of September 30, 2021	As of April 15, 2021 (Draw Down Date)
Option term (in years)	0.21	0.55
Stock price	$1.48	$1.38
Volatility	72.0%	67.5%
Risk-free interest rate	0.05%	0.04%
Expected dividends	—%	—%